SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES (BENEFITS) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current tax			$ 18	$ 733
Overprovision in prior years			(149)
Deferred tax	397	3,087	(982)	(1,791)
Total	397	3,087	(1,113)	(1,058)
Total	$ 397	$ 3,087	$ (1,113)	$ (1,058)